Exhibit 99.7

Monthly Investor Report: Verizon Master Trust - VZMT 2024-3
Collection Period	August 2025
Payment Date	09/22/2025
Transaction Month	17
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR:Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	4/20/27	04/22/2030	$604,635,000.00		5.34%			5.34%
Class A-1b	4/20/27	04/22/2030	$175,000,000.00	33	SOFR +0.58%	09/15/2025	4.38143%	4.96%
Class B	4/20/27	04/22/2030	$59,605,000.00		5.54%			5.54%
Class C	4/20/27	04/22/2030	$35,760,000.00		5.73%			5.73%

Total			$875,000,000.00

Series 2024-3 Allocation % x Group One Available Funds								$60,224,126.72
Amounts paid by the Cap Counterparty								N/A
Available Subordinated Amounts								$0.00
Amounts drawn on the Reserve Account								$0.00
Amounts released from Principal Funding Account								$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption

Total Available Funds								$60,224,126.72

Beginning of Period Reserve Account Balance								$9,536,784.74
Required Reserve Amount								$9,536,784.74
Shortfall in Required Reserve Amount								$0.00
Reserve Account funds needed this period (True/False)								FALSE
Reserve Account draw amount required								0.00
Reserve Account Deposit Amount								$0.00

End of Period Reserve Account Balance								$9,536,784.74

Waterfall Distribution			Amount Due	Amount Paid	Shortfall	Carryover Shortfall		Remaining Available Funds
Master Collateral Agent Fee			$64.85	$64.85	$0.00	$0.00		$60,224,061.87
Owner Trustee Fee			$0.00	$0.00	$0.00	$0.00		$60,224,061.87
Asset Representations Reviewer Fee			$35.75	$35.75	$0.00	$0.00		$60,224,026.12
Supplemental ARR Fee			$143.02	$143.02	$0.00	$0.00		$60,223,883.10
Indenture Trustee Fee			$1,250.00	$1,250.00	$0.00	$0.00		$60,222,633.10
Servicing Fee			$678,798.87	$678,798.87	$0.00	$0.00		$59,543,834.23
Class A-1a Note Interest			$2,690,625.75	$2,690,625.75	$0.00	$0.00		$56,853,208.48
Class A-1b Note Interest			$795,896.06	$795,896.06	$0.00	$0.00		$56,057,312.42
First Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$56,057,312.42
Class B Note Interest			$275,176.42	$275,176.42	$0.00	$0.00		$55,782,136.00
Second Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$55,782,136.00
Class C Note Interest			$170,754.00	$170,754.00	$0.00	$0.00		$55,611,382.00
Third Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$55,611,382.00
Reserve Account up to Required Reserve Amount			$0.00	$0.00	$0.00	$0.00		$55,611,382.00
Regular Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$55,611,382.00
Supplemental Successor Servicer Fee			$0.00	$0.00	$0.00	$0.00		$55,611,382.00
Additional Interest Amounts			$0.00	$0.00	$0.00	$0.00		$55,611,382.00
Make-Whole Payments			$0.00	$0.00	$0.00	$0.00		$55,611,382.00
Additional Fees and Expenses			$0.00	$0.00	$0.00	$0.00		$55,611,382.00
Additional Trust Expenses			$0.00	$0.00	$0.00	$0.00		$55,611,382.00
Class R Interest			$55,611,382.00	$55,611,382.00	$0.00	$0.00		$0.00

Total			$60,224,126.72	$60,224,126.72	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts								$0.00

Noteholder Payments			Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a			$0.00	$0.00	$2,690,625.75	$0.00	$0.00	$2,690,625.75
Class A-1b			$0.00	$0.00	$795,896.06	$0.00	$0.00	$795,896.06
Class B			$0.00	$0.00	$275,176.42	$0.00	$0.00	$275,176.42
Class C			$0.00	$0.00	$170,754.00	$0.00	$0.00	$170,754.00

Total			$0.00	$0.00	$3,932,452.23	$0.00	$0.00	$3,932,452.23

Noteholder Payments	Note Balance	Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
	per $1,000 of Notes	Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$4.45	$0.00	$4.45	$604,635,000.00	1.00	$604,635,000.00	1.00
Class A-1b	$1,000.00	$4.55	$0.00	$4.55	$175,000,000.00	1.00	$175,000,000.00	1.00
Class B	$1,000.00	$4.62	$0.00	$4.62	$59,605,000.00	1.00	$59,605,000.00	1.00
Class C	$1,000.00	$4.78	$0.00	$4.78	$35,760,000.00	1.00	$35,760,000.00	1.00

Total	$1,000.00	$4.49	$0.00	$4.49	$875,000,000.00	1.00	$875,000,000.00	1.00

					Beginning Period		Add: Deposit	Ending Period

Principal Funding Account Limit					$437,500,000.00			$437,500,000.00
Principal Funding Account balance					$0.00		$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.